Note 3 - Debt (Details Textual) - VeraBank [Member] - Revolving Credit Facility [Member] - USD ($)	Dec. 12, 2019	Mar. 31, 2019
Line of Credit Facility, Maximum Borrowing Capacity		$ 5,000,000
Long-term Line of Credit, Total	$ 0
Proceeds from Lines of Credit, Total	$ 0